CONCENTRATIONS	12 Months Ended
Jun. 30, 2019
CONCENTRATIONS
CONCENTRATIONS

NOTE 22. CONCENTRATIONS

For the year ended June 30, 2017, CNPC represented approximately 72% and another customer represented approximately 10% of the Company’s revenue. At June 30, 2017, CNPC accounted for 32% and another three customers accounted for 18%, and 14% and 10% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2018, CNPC represented approximately 45% and another customer represented approximately 43% of the Company’s revenue. At June 30, 2018, CNPC accounted for 29% and another two customers accounted for 22% and 14% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2019, CNPC represented approximately 39% and another two customers represented approximately 24% and 12% of the Company's revenue, respectively. At June 30, 2019, CNPC accounted for 31% and another three customers accounted for 18%, 14% and 10% of the Company’s trade accounts receivable, net, respectively.